Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 5,215,612	$ 5,664,276
Structured settlement annuities | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 169,386	$ 166,290
Structured settlement annuities | Minimum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	1.298%	1.298%
Structured settlement annuities | Maximum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	2.186%	2.186%
Structured settlement annuities | Weighted average | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	1.693%	1.693%